CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
Capital Stock [Abstract]
CAPITAL STOCK	Capital Stock
Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,778,189,894 common shares as at December 31, 2020). Our common shares have no par value.
Dividends
In 2020, we declared dividends in US dollars totaling $547 million (2019: $218 million) and paid $547 million (2019: $548 million).
The Company’s dividend reinvestment plan resulted in $4 million (2019: $20 million) reinvested into the Company.